SHAREHOLDERS' EQUITY - Series A Preferred Stock (Details) - USD ($)			9 Months Ended
	Mar. 28, 2017	Mar. 17, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
SHAREHOLDERS' EQUITY
Preferred stock, par value (in dollars per share)			$ 0.001	$ 0.001	$ 0.001
Common stock, par value (in dollars per share)			$ 0.001	$ 0.001	0.001
Exercise price (in dollars per share)					$ 12.64
Aggregate amount of common stock			$ 170,000	$ 169,000	$ 169,000
Payment of stock issuance costs			$ 210,000
Subscription Agreements
SHAREHOLDERS' EQUITY
Subscription agreement closing term		P12M
Private Placement Offering | Series A Preferred Stock
SHAREHOLDERS' EQUITY
Preferred Stock Issuance (in shares)	511	680
Purchase price (in dollars per share)	$ 1,000	$ 1,000
Dividend rate (as a percent)	1.00%	1.00%
Preferred stock, par value (in dollars per share)	$ 0.001
Preferred stock, stated value (in dollars per share)	1,040
Exercise price (in dollars per share)	$ 3.50
Percentage of stated value portion of price per share		115.00%
Percentage of price per share accrued but unpaid dividends		115.00%
Percentage of consent of holders required to authorize or create any class of stock		66.67%
Private Placement Offering | Series A Preferred Stock | Subscription Agreements
SHAREHOLDERS' EQUITY
Preferred Stock Issuance (in shares)	511	680
Aggregate cash proceeds from sale of units		$ 1,191,000
Expected usage of available proceeds for general corporate purposes and other matters		981,737
Maximum value of pro rata shares to be purchased		$ 3,000,000
Placement Agent | Private Placement Offering
SHAREHOLDERS' EQUITY
Percentage of placement agent commission fee		9.00%
Placement Agent | Private Placement Offering | Series A Preferred Stock
SHAREHOLDERS' EQUITY
Payment of stock issuance costs	$ 45,990	$ 61,200
Number of shares each warrant can purchase	13,528
Placement Agent | Placement Agent Warrants | Private Placement Offering | Series A Preferred Stock
SHAREHOLDERS' EQUITY
Warrants issued to purchase common stock			31,529
Exercise price (in dollars per share)		$ 3.00	$ 3.00
Common Stock | Private Placement Offering | Series A Preferred Stock
SHAREHOLDERS' EQUITY
Purchase price (in dollars per share)		$ 2.75
Lowest closing price percentage		80.00%
Number of consecutive trading days		21 days
Common Stock | Investor Warrants | Private Placement Offering | Series A Preferred Stock
SHAREHOLDERS' EQUITY
Warrants issued to purchase common stock	223
Common stock, par value (in dollars per share)	$ 0.001
Warrant term (in years)	2 years
Common Stock | Investor Warrants | Private Placement Offering | Series A Preferred Stock | Subscription Agreements
SHAREHOLDERS' EQUITY
Warrants issued to purchase common stock	113,953	151,640
Common Stock | Placement Agent | Private Placement Offering
SHAREHOLDERS' EQUITY
Number of shares each warrant can purchase		51,650
Common Stock | Placement Agent | Private Placement Offering | Series A Preferred Stock
SHAREHOLDERS' EQUITY
Purchase price (in dollars per share)		$ 2.75
Percentage of warrants to purchase a number of shares of common stock		7.00%
Minimum | Common Stock | Series A Preferred Stock
SHAREHOLDERS' EQUITY
Purchase price (in dollars per share)			1.60
Minimum | Common Stock | Private Placement Offering | Series A Preferred Stock
SHAREHOLDERS' EQUITY
Purchase price (in dollars per share)		$ 0.25
Aggregate amount of common stock		$ 1,000,000
Maximum | Common Stock | Series A Preferred Stock
SHAREHOLDERS' EQUITY
Purchase price (in dollars per share)			$ 1.75
Maximum | Common Stock | Private Placement Offering | Series A Preferred Stock
SHAREHOLDERS' EQUITY
Purchase price (in dollars per share)		$ 0.25